Financial instruments and financial risk management - Liquidity and capital management (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financial instruments
Current financial assets	€ 3,808.0	€ 3,194.9	€ 3,680.1
Funding for purchase of property, plant and equipment	1,195.8	1,546.7	1,470.6
Funding of share buybacks	€ 580.5	€ 560.5	€ 829.1